Cover	Oct. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 11, 2022
Entity Registrant Name	Gladstone Capital Corporation
Entity Incorporation, State or Country Code	MD
Entity File Number	814-00237
Entity Tax Identification Number	54-2040781
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	GLAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001143513
Amendment Flag	false